Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Crude oil	$ 3,033	$ 3,375
Oil products	2,250	2,196
Intermediate products	483	635
Natural gas and Liquefied Natural Gas (LNG)	109	78
Biofuels	13	13
Fertilizers	1	1
Total products	5,889	6,298
Materials, supplies and others	1,450	1,383
Total	$ 7,339	$ 7,681